Employee costs and share plans for employees, Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee costs and share plans for employees
Salaries	$ 5,370	$ 5,004	$ 4,664
Social security costs	626	570	584
Pension costs	469	378	426
Other employment costs	505	534	610
Total employee benefits expense	6,970	6,486	6,284
Severance costs	$ 94	$ 225	$ 578